Document and Entity Information	Dec. 11, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 11, 2020
Prospectus Date	Sep. 28, 2020
MFS® Growth Allocation Fund | R3
Prospectus:
Trading Symbol	MAGEX
MFS® Growth Allocation Fund | R2
Prospectus:
Trading Symbol	MGALX
MFS® Growth Allocation Fund | R1
Prospectus:
Trading Symbol	MAGMX
MFS® Growth Allocation Fund | I
Prospectus:
Trading Symbol	MGWIX
MFS® Growth Allocation Fund | C
Prospectus:
Trading Symbol	MCGWX
MFS® Growth Allocation Fund | B
Prospectus:
Trading Symbol	MBGWX
MFS® Growth Allocation Fund | 529C
Prospectus:
Trading Symbol	ECGWX
MFS® Growth Allocation Fund | 529B
Prospectus:
Trading Symbol	EBGWX
MFS® Growth Allocation Fund | 529A
Prospectus:
Trading Symbol	EAGWX
MFS® Growth Allocation Fund | R4
Prospectus:
Trading Symbol	MAGJX
MFS® Growth Allocation Fund | A
Prospectus:
Trading Symbol	MAGWX